Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
20. Related party transactions:

The Company's related parties are Minda Westport Technologies Limited, directors, officers and shareholders that own greater than 10% of the Company's shares.
The Company engages in transactions with Minda Westport Technologies Limited and recorded $1,671 of accounts receivable as at December 31, 2023 (December 31, 2022 - $3,974). During the year ended December 31, 2023, the Company sold inventory to Minda Westport Technologies Limited for $7,200 (December 31, 2022 - $10,473).